Intangible assets (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	R$ 1,650,176	R$ 1,123,620	R$ 589,553
Additions	858,057	720,653
Disposals	(22,160)	(26,220)
Acquisition of Subsidiary	404	54,675
Cost
Reconciliation of changes in goodwill [abstract]
Cost	836,301	749,110
Intangible assets and goodwill	2,491,071	1,654,770	905,661
Amortization	(309,745)	(215,043)
Accumulated impairment [member]
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	(840,895)	(531,150)	(316,108)
Disposals	6,957	2,667
Acquisition of Subsidiary		(38,056)
Amortization	316,702	179,652
Expenditures related to software and technology
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	1,243,737	817,742	485,939
Additions	715,382	485,608
Disposals	(18,167)	(6,308)
Acquisition of Subsidiary	265	51,791
Expenditures related to software and technology | Cost
Reconciliation of changes in goodwill [abstract]
Cost	697,480	531,092
Intangible assets and goodwill	2,016,541	1,319,061	787,970
Amortization	(271,485)	(199,289)
Expenditures related to software and technology | Accumulated impairment [member]
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	(772,804)	(501,319)	(302,031)
Disposals	6,735	2,667
Acquisition of Subsidiary		(37,636)
Amortization	278,220	164,319
Software licenses
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	143,725	74,196	44,755
Additions	97,103	42,138
Disposals	(3,645)	0
Acquisition of Subsidiary	139	2,871
Software licenses | Cost
Reconciliation of changes in goodwill [abstract]
Cost	93,597	45,010
Intangible assets and goodwill	196,854	103,256	58,247
Amortization	(24,068)	(15,569)
Software licenses | Accumulated impairment [member]
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	(53,129)	(29,060)	(13,492)
Disposals	222	0
Acquisition of Subsidiary		(416)
Amortization	24,290	15,153
Goodwill
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	209,908	169,667	54,858
Additions	40,589	134,274
Disposals	(348)	(19,465)
Acquisition of Subsidiary	0	0
Goodwill | Cost
Reconciliation of changes in goodwill [abstract]
Cost	40,241	114,809
Intangible assets and goodwill	209,908	169,667	54,858
Amortization	0	0
Goodwill | Accumulated impairment [member]
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	0	0	0
Disposals	0	0
Acquisition of Subsidiary		0
Amortization	0	0
Other
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	52,806	62,015	4,001
Additions	4,983	58,633
Disposals	0	(447)
Acquisition of Subsidiary	0	13
Other | Cost
Reconciliation of changes in goodwill [abstract]
Cost	4,983	58,199
Intangible assets and goodwill	67,768	62,786	4,586
Amortization	(14,192)	(185)
Other | Accumulated impairment [member]
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	(14,962)	(771)	R$ (585)
Disposals	0	0
Acquisition of Subsidiary		(5)
Amortization	R$ 14,192	R$ 180